Identifiable Intangible Assets	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Identifiable Intangible Assets

13	Identifiable intangible assets

Identifiable intangible assets with finite useful lives consist entirely of in-process R&D costs, patents and trademarks with such assets expected to be fully amortized by 2021. Changes in the carrying value of the Company’s identifiable intangible assets with finite useful lives are summarized below.

	Year ended December 31, 2019			Year ended December 31, 2018
	Cost	Accumulated amortization	Carrying value	Cost	Accumulated amortization	Carrying value
	$	$	$	$	$	$
Balances – Beginning of the year	32,643	(32,581)	62	34,246	(34,156)	90
Additions	—	—	—	—	—	—
Retirement	(466)	466	—	—	—	—
Recurring amortization expense	—	(20)	(20)	—	(23)	(23)
Impact of foreign exchange rate changes	(755)	753	(2)	(1,603)	1,598	(5)
Balances – End of the year	31,422	(31,382)	40	32,643	(32,581)	62

During 2019, the Company recognized a retirement of $466 on expired patents and trademarks (2018 - $nil).